(Increase)/decrease in working capital (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
(Increase)/decrease in working capital
(Increase)/decrease in inventories	R (4,872)	R 3,397	R (829)
(Increase)/decrease in trade receivables	(7,198)	6,431	37
Increase/(decrease) in trade payables	4,916	(3,990)	3,202
(Increase)/decrease in working capital	R (7,154)	R 5,838	R 2,410